Accounting Policies - Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
USD [Member]
Cash and Cash Equivalents and Temporary Investments
Yield on cash and cash equivalents (as percent)	1.53%	0.07%
Mexican peso
Cash and Cash Equivalents and Temporary Investments
Yield on cash and cash equivalents (as percent)	7.40%	4.36%